Nature of Operations and Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Apr. 29, 2022
Nature of Operations and Going Concern [Line Items]
Loss on loss of control of Bophelo Bio Science & Wellness	$ 198,780
Cash	3,838,650	82,816
Discontinued operation	(827,620)	(28,562,693)
Net cash outflow from operating activities	(3,980,365)	(1,500,574)
Working capital deficit	1,418,036
Accumulated losses	(57,459,061)	$ (53,363,032)
Bophelo Bio Science and Wellness Pty [Member]
Nature of Operations and Going Concern [Line Items]
Wrote down balances receivable
Loss on loss of control of Bophelo Bio Science & Wellness	2,085,624
Cash	$ 739,947
Holigen Limited [Member]
Nature of Operations and Going Concern [Line Items]
Ordinary shares, acquired percentage			100.00%